Non-controlling interests	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Non-controlling interests
11. Non-controlling interests
The following table summarizes the information relating to Deva, a subsidiary of the Company with a material non-controlling interest (“NCI”). The amounts disclosed are based on those included in the consolidated financial statements before inter-company eliminations.

	December 31, 2022	December 31, 2021
NCI percentage	19.5%	19.5%

Current assets	$2,537	$2,638
Non-current assets	22,831	422,789
Current liabilities	(154)	(209)
Non-current liabilities	(156,057)	(178,984)
Net (liabilities) assets	$(130,843)	$246,234

Net (liabilities) assets allocated to NCI	$(25,514)	$48,016

Cash flows used in operating activities	$(3,095)	$(3,683)
Cash flows used in investing activities	(33)	—
Cash flows generated from financing activities	2,958	2,917
Net decrease in cash and cash equivalents	$(170)	$(766)

Net (loss) earnings and comprehensive (loss) income	$(373,522)	$9,297
Net (loss) earnings allocated to NCI	(72,837)	1,813

Net loss allocated to NCI in the consolidated statement of operations includes $72,837 related to Deva (2021 – net earnings of $1,813) and net loss of $192 related to non-material subsidiaries (2021 – net loss of $1,499).
The carrying value of the NCI related to Deva is $(5,543) (2021 – $67,294) and the carrying value of non-material subsidiaries is $2,343 (2021 – $2,263).
Deva is included in the Romanian reporting segment which is presented as a disposal group held for sale at December 31, 2022. Net (loss) earnings attributable to Deva is presented as discontinued operations for the years ended December 31, 2022 and 2021 (Note 6 (a)).